Consolidated balance sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,416	$ 992
Short-term investments	2,549	1,943
Accounts receivable, net of allowances of ($31) and ($19)	1,230	1,545
Raw materials	116	115
Work in process	935	1,004
Finished goods	706	669
Inventories	1,757	1,788
Deferred income taxes	1,044	1,174
Prepaid expenses and other current assets	234	386
Total current assets	8,230	7,828
Property, plant and equipment at cost	6,891	7,133
Less accumulated depreciation	(2,979)	(2,705)
Property, plant and equipment, net	3,912	4,428
Long-term investments	215	265
Goodwill	4,362	4,452
Acquisition-related intangibles, net	2,558	2,900
Deferred income taxes	280	321
Capitalized software licenses, net	142	206
Overfunded retirement plans	68	40
Other assets	254	57
Total assets	20,021	20,497
Current liabilities:
Commercial paper borrowings	0	999
Current portion of long-term debt	1,500	382
Accounts payable	444	625
Accrued compensation	524	597
Income taxes payable	79	101
Deferred income taxes	2	0
Accrued expenses and other liabilities	881	795
Total current liabilities	3,430	3,499
Long-term debt	4,186	4,211
Underfunded retirement plans	269	701
Deferred income taxes	572	607
Deferred credits and other liabilities	603	527
Total liabilities	9,060	9,545
Stockholders’ equity:
Preferred stock, $25 par value. Authorized – 10,000,000 shares. Participating cumulative preferred. None issued.	0	0
Common stock, $1 par value. Authorized – 2,400,000,000 shares. Shares issued: 2012 – 1,740,815,939; 2011 – 1,740,630,391	1,741	1,741
Paid-in capital	1,176	1,194
Retained earnings	27,205	26,278
Less treasury common stock at cost. Shares: 2012 – 632,636,970; 2011 – 601,131,631	(18,462)	(17,485)
Accumulated other comprehensive income (loss), net of taxes	(699)	(776)
Total stockholders’ equity	10,961	10,952
Total liabilities and stockholders’ equity	$ 20,021	$ 20,497